Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details)											12 Months Ended
	Mar. 23, 2015 USD ($)	Mar. 23, 2015 CNY (¥)	Mar. 05, 2015 USD ($)	Mar. 05, 2015 CNY (¥)	Sep. 15, 2014 USD ($)	Sep. 15, 2014 CNY (¥)	Jun. 24, 2014 USD ($)	Jun. 24, 2014 CNY (¥)	May. 27, 2014 USD ($)	May. 27, 2014 CNY (¥)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥) item	May. 29, 2015	Jan. 12, 2015
Variable Interest Entity [Line Items]
Stated rate											1.60%			1.60%
Current assets											$ 3,262,963,717	$ 3,070,458,659
TOTAL ASSETS											3,561,387,439	3,231,526,234	$ 2,382,099,592
Current liabilities											1,650,882,568	1,592,632,813
Total liabilities											2,625,435,837	2,270,914,541
Revenue											1,164,323,998	919,747,673	897,738,056
Cost of revenue											(891,333,892)	(677,582,117)	(598,740,190)
Net (loss)/profit											66,482,107	48,515,730	126,356,264
Net cash used in operating activities											(4,535,075)	(884,314,436)	(213,324,143)
Net cash used in investing activities											(35,002,993)	(15,891,636)	(99,961,602)
Net cash provided by financing activities											$ 306,282,098	455,065,629	$ 393,912,695
Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]
Variable Interest Entity [Line Items]
Stated rate									11.50%	11.50%	11.50%			11.50%
Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member] | Scenario, Plan [Member]
Variable Interest Entity [Line Items]
Stated rate									15.50%	15.50%
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Variable Interest Entity [Line Items]
Stated rate							11.24%	11.24%			11.24%			11.24%
Shanghai Junxin Real Estate Company [Member]
Variable Interest Entity [Line Items]
Paid-up Capital											$ 800,000			¥ 5,000,000
Noncontrolling owners interest (percentage)									49.00%	49.00%						49.00%
Proceeds from other debt									$ 81,200,000	¥ 497,600,000
Debt term									2 years	2 years
Number of projects under construction | item											1			1
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Paid-up Capital											$ 48,800,000			¥ 300,000,000
Noncontrolling owners interest (percentage)							5.00%	5.00%
Proceeds from other debt							$ 111,700,000	¥ 685,000,000
Debt term							2 years	2 years
Number of projects under construction | item											1			1
Changsha Wanzhuo [Member]
Variable Interest Entity [Line Items]
Paid-up Capital											$ 16,300,000			¥ 100,000,000
Noncontrolling owners interest (percentage)					25.00%	25.00%									25.00%
Proceeds from other debt					$ 65,400,000	¥ 400,000,000
Debt term					9 months	9 months
Stated rate					12.00%	12.00%
Number of projects under construction | item											1			1
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Paid-up Capital											$ 3,300,000			¥ 20,000,000
Noncontrolling owners interest (percentage)			20.00%	20.00%
Proceeds from other debt			$ 86,000,000	¥ 526,000,000
Debt term			2 years	2 years
Stated rate			10.984%	10.984%
Number of projects under construction | item											2			2
Percentage of non-controlling equity interest that will be repurchased by the entity											20.00%			20.00%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets											$ 412,763,119	681,567,691
Non-current assets											7,469,208	2,268,129
TOTAL ASSETS											420,232,327	683,835,820
Current liabilities											262,759,976	537,233,210
Non-current liabilities											66,219,046	82,124,393
Total liabilities											328,979,022	619,357,603
Revenue											168,108,983	25,715,106
Cost of revenue											(125,707,809)	(21,406,445)
Net (loss)/profit											9,944,795	(1,702,533)
Net cash used in operating activities											(4,601,835)	(252,000,125)
Net cash used in investing activities											(6,098,628)	(799,144)
Net cash provided by financing activities											35,532,406	358,987,226
Land use right securing long-term debt											$ 289,057,933	$ 404,133,649
Variable Interest Entity, Primary Beneficiary [Member] | Sales Revenue, Net [Member] | Revenues From Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Percentage of revenue											14.40%	2.80%
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group											$ 55,881,889	$ 214,657,398
Shanghai Junxin Real Estate Company [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											51.00%			51.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											95.00%			95.00%
Paid-up Capital | ¥														¥ 300,000,000
Noncontrolling owners interest (percentage)							5.00%	5.00%
Changsha Wanzhuo [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											75.00%			75.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											80.00%			80.00%
Paid-up Capital | ¥														¥ 20,000,000
Noncontrolling owners interest (percentage)			20.00%	20.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											90.00%			90.00%
Paid-up Capital											$ 6,500,000			¥ 40,000,000
Noncontrolling owners interest (percentage)	10.00%	10.00%
Proceeds from other debt	$ 38,100,000	¥ 233,000,000
Debt term	2 years	2 years
Stated rate	11.00%	11.00%
Number of projects under construction | item											1			1
Percentage of non-controlling equity interest that will be repurchased by the entity											10.00%			10.00%